RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE - Disclosure of long-term deposits (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
RECEIVABLES, PREPAID EXPENSES, DEPOSITS, AND LOAN RECEIVABLE [Abstract]
Long-term security deposit	$ 30,204	$ 21,121
Total Long-Term Deposits	$ 30,204	$ 21,121